LION LOGO


                      The Pacific Capital Funds
                                of
                         Cash Assets Trust
                        SEMI-ANNUAL REPORT

                                                       November 7, 1996

Dear Investor:

   We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust (the "Trust") for the six-month period ended September 30, 1996.

   The Pacific Capital Funds of Cash Assets Trust were designed to offer opportunities for income and stability of principal for Hawaii investors and others. The Trust is comprised of three portfolios - Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust - which strive to meet their investment objective by investing in short-term high-quality "money-market" securities which meet minimal credit risks. We are most proud of the fact that, over the years, each fund has been able to meet their stated objective while never compromising from their high-quality standards.

Management Discussion

   The Trust's Investment Adviser, Hawaiian Trust Co., Ltd., continuous to act with a high level of prudence in examining the creditworthiness and marketability of all issuers of securities utilized in each of the Trust's investment portfolios. Investors in the Trust can take comfort in knowing that those securities in each portfolio will be chosen on the basis of possessing high quality and minimal credit risk in order to ensure maximum safety for investors' cash reserves. While the funds will always strive for a high level of return upon the cash reserves placed with it by investors, you can rest assured that no undue risk will be taken just to achieve some additional measure of yield.

Economic Review

   The U.S. economy grew in excess of a 3.0% annual rate over the first half of this year, however, recently-released government statistics suggest that final demand for goods and services decelerated sharply during the summer months. There was sufficient evidence of the economy's slowdown in conjunction with excellent behavior of prices and well-contained increases in wages prior to the Federal Reserve Board meeting in September that allowed the Federal Reserve to hold short-term interest rates unchanged. The Fed last changed interest rates in January, easing the Federal Fund's rate 25 basis points to 5.25%. With a slowing economy and only modest increase in inflationary pressures, we expect monetary policy to remain on hold for the foreseeable future.

   All those associated with The Pacific Capital Funds of Cash Assets Trust are grateful for the confidence you have shown through your investment in the funds.

   You can be assured that we will do everything possible to continue to merit this trust and confidence.

                                                  Sincerely,
                                                  /s/ Lacy B. Herrmann
                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                    of the Board of Trustees

                        PACIFIC CAPITAL
                       CASH ASSETS TRUST
                    STATEMENT OF INVESTMENTS
                 SEPTEMBER 30, 1996 (Unaudited)

   Face
   Amount          Commercial Paper (65.6%)                        Value
                   Automotive (7.7%)
 $ 15,000,000      Ford Motor Credit, 5.46%,10/11/96             $ 14,884,733
   15,000,000      Toyota Motor Credit, 5.29%, 11/22/96            14,978,000
                                                                   29,862,733
                   Banking (3.9%)
   15,000,000      Republic New York Corp., 5.31%, 10/21/96        14,955,750

                   Brokerage (3.9%)
   15,000,000      Merrill Lynch & Company, Inc., 5.33%, 10/01/96  15,000,000

                   Diversified (3.9%)
   15,000,000      Cargill  Incorporated, 5.28%, 10/15/96          14,969,200

                   Education (5.2%)
   15,000,000      Harvard University, 5.25%, 10/03/96             14,995,625
    5,000,000      Stanford University, 5.40% , 01/14/97            4,921,250
                                                                   19,916,875

                   Finance (23.2%)
   15,000,000      A.I. Credit Corp., 5.25%, 10/21/96              14,956,208
   15,000,000      American General Corp., 5.30%, 10/07/96         14,986,750
   15,000,000      Associates Corporation of North America,
                     5.35%, 10/08/96                               14,984,396
   15,000,000      General Electric Capital Corp., 5.35%,
                     01/23/97                                      14,745,875
   15,000,000      National Rural Utilities, 5.31%, 10/04/96       14,993,363
   15,000,000      Norwest Financial Inc., 5.30%, 10/08/96         14,984,542
                                                                   89,651,134

                   Food and Beverage (3.9%)
   15,000,000      Nestle Capital Corp., 5.27% and 5.28%,
                     10/02/96 and 10/04/96                         14,996,336

                   Healthcare (2.8%)
   10,915,000      Abbott Laboratories, 5.33%, 10/11/96            10,898,840

                   Insurance (3.9%)
   15,000,000      Prudential Funding Corp., 5.27%, 10/21/96       14,956,083

                   Natural Gas (7.2%)
   15,000,000      Consolidated Natural Gas Co., 5.32%, 10/18/96   14,962,317
   13,000,000      Northern Illinois Gas Co., 5.34%, 12/09/96      12,866,945
                                                                   27,829,262
                     Total Commercial Paper (cost $253,036,213)   253,036,213

                   Notes (19.4%)

                   U.S. Government Agencies (15.5%)
     $100,000      Student Loan Mortgage Association, Variable
                     Rate Note 5.72%, 11/01/96 (Resets
                     Weekly-Next Reset 10/07/96)                    $ 100,000
   20,000,000      Federal Home Loan Mortgage Corp., 5.175%,
                     10/10/96                                      19,974,125
   20,000,000      Federal National Mortgage Association,
                     5.35%, 10/11/96                               19,852,383
   20,000,000      Federal Home Loan Bank, 5.20%, 11/21/96         19,971,111

                                                                   59,897,619
                   Insurance (3.9%)
   15,000,000      Providian Life and Health Insurance Company
                      Variable Rate Note, 5.62%, 12/28/96(1)       15,000,000
                        Total Notes (cost $74,897,619)             74,897,619

                   Repurchase Agreements (15.4%)d
   10,000,000      Dresdner Bank A.G., 5.78%, due 10/01/96         10,000,000
                     (Proceeds of $10,001,583 to be received at
                     maturity)
                     Collateral: $9,667,000 U.S. Treasury Note
                     7.75% due 01/31/00
                     Collateral Market Value $10,202,034
   24,190,000      Swiss Bank Corp., 5.52%, due 10/01/96           24,190,000
                     (Proceeds of $24,193,662 to be received
                      at maturity)
                      Collateral: $20,350,000 U.S. Treasury Note
                      8.875% due 02/15/19
                      Collateral Market Value $24,683,914
   25,000,000      UBS Securities, 5.63%, due 10/01/96             25,000,000
                    (Proceeds of $25,003,854 to be received at
                     maturity)
                     Collateral: $17,911,000 U.S. Treasury Note
                     12.00% due 08/15/13
                     Collateral Market Value $25,500,786

                        Total Repurchase Agreements
                          (cost $59,190,000)                       59,190,000

                        Total Investments -  100.4%
                          (cost $387,123,832*)                    387,123,832

                        Liabilities in excess of other
                          assets - (0.4%)                         (1,660,216)

                        Net Assets - 100%                       $ 385,463,616

    (*) Cost for Federal tax purposes is identical.

    (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

              See accompanying notes to financial statements.

                            PACIFIC CAPITAL
                      TAX-FREE CASH ASSETS TRUST
                       STATEMENT OF INVESTMENTS
                     SEPTEMBER 30, 1996 (Unaudited)

                                                     Rating
      Face                                           Moody's/
     Amount     Bonds and Notes (100.5%)             S&P         Value
                                                   <CS>
                California (1.5%)
                San Mateo, CA Tax and Revenue
                  Anticipation Note,
$ 2,400,000       4.50%, 07/1/97                      MIG1/SP1+   $ 2,409,496

                Florida (4.8%)
                Jacksonville, FL Electric Authority
                  Revenue Bonds,
   2,755,000      5.00%, 10/01/96                       Aa1/AA      2,755,000
                Jacksonville, FL Electric Authority
                  Revenue Bonds St. Johns River,
   1,000,000      5.00%, 10/01/97                       Aa1/AA      1,010,970
                Jacksonville, FL Electric Authority
                  System Tax-Exempt Commercial Paper
                  Notes, Series D-1,
   2,000,000      3.45%, 11/08/96                      P-1/A-1+     2,000,000
                Orange County , FL School District
                  Tax Anticipation Notes,
   2,000,000      4.50%, 10/16/96                       NR/SP1+     2,000,552
                    Total Florida                                   7,766,522

                Georgia (2.2%)
                Gwinnett County, GA School District,
                 General Obligation, Series A,
   3,560,000     5.10%, 2/1/97                          Aa1/AA      3,578,817

                Hawaii (37.1%)
                City and County of Honolulu, HI
                  General Obligation
                  Bond Anticipation Notes Tax Exempt
                  Commercial Paper Series,
   1,100,000    3.50%, 10/10/96                         P-1/A1+     1,100,000
   1,000,000    3.50%, 10/10/96                                     1,000,000
   2,350,000    3.60%, 12/06/96                                     2,350,000
   1,350,000    3.75%, 01/15/97                                     1,350,000
                Hawaii State, General Obligation
                  Bonds 1993 Series CD,
   1,000,000      4.10%, 02/01/97                        Aa/AA      1,001,448
                Hawaii State, General Obligation
                  Bonds 1993 Series CI,
   1,450,000      5.00%, 11/01/96                        Aa/AA      1,451,540
                Hawaii State, General Obligation
                  Bonds 1988 Series BK,
   2,195,000      7.40%, 04/01/06, Pre-Refunded
                  04/01/97                               Aaa/AA     2,267,874
                Hawaii State, General Obligation
                  Bonds 1987 Series BJ,
   1,500,000      6.75%, 12/01/97, Pre-Refunded
                  12/01/96                               Aaa/AA     1,529,646
                Hawaii State, General Obligation
                  Bonds 1989 Series BN,
   1,450,000      7.00%, 06/01/97                        Aa/AA      1,480,279
                Hawaii State, General Obligation
                  Bonds 1992 Series BW,
   3,500,000      5.15%, 03/01/97                        Aa/AA      3,527,045

                Hawaii State, General Obligation
                  Bonds 1992 Series BZ,
   3,500,000      5.50%, 10/01/97                        Aa/AA      3,556,091
                Hawaii State Department of Budget
                  & Finance Special Purpose Mortgage
                  Revenue Bonds, (Kaiser Medical Care
                  Program), Adjustable Rate Series A,
   5,800,000      3.90%, 03/01/15, Putable 10/02/96*   VMIG1/A-1+   5,800,000
                Hawaii State Department of Budget &
                  Finance Special Purpose Mortgage
                  Revenue Bonds (Citizens Utility
                  Project), (Tax Exempt Commercial
                  Paper Series),
   1,000,000      3.85%, 01/15/97                       NR/A-1+     1,000,000
                Hawaii State Department of Budget &
                  Finance Special Purpose Mortgage
                  Revenue Bonds (Citizens Utility
                  Project), Series B (Tax Exempt
                  Commercial Paper Series),
   2,190,000      3.70%, 10/04/96                       NR/A-1+     2,190,000
                Hawaii State Department of Budget &
                  Finance Special Purpose Mortgage
                  Revenue Bonds (Citizens Utility
                  Project), Series B (Tax Exempt
                  Commercial Paper Series),
   2,810,000      3.55%, 11/08/96                       NR/A-1+     2,810,000
                Hawaii State Department Of Budget &
                  Finance Special Purpose Mortgage
                  Revenue Bonds (Kaiser Pemanente),
                  Series A,
   6,540,000      3.65%, 03/01/14, 6 month Put, next
                  putable date 03/03/97                 NR/A-1+     6,540,000
                Hawaii State Department Of Budget &
                  Finance Special Purpose Mortgage
                  Revenue Bonds (The Queens Health
                  System) Series A,
   1,250,000      4.00%, 07/01/97                        Aa/AA      1,250,000
                Hawaii State Housing Finance &
                  Development Corp. Revenue Bonds
                  (Rental Housing System) Series 89 A,
     200,000      3.90%, 07/01/24, Putable 10/02/96*    VMIG1/NR      200,000
                  Letter of Credit:   Banque National
                  De Paris
                Hawaii State Highway Improvement
                  Revenue Bonds,
   1,500,000      3.80%, 07/01/97                        Aa/AA      1,500,000
                Hawaii State Housing Finance &
                  Development Corp. Revenue Bonds
                  (Affordable Rental Housing Program)
                  Series A,
   8,300,000      3.95%, 07/01/27, Putable 10/02/96*    VMIG1/NR    8,300,000
                  Letter of Credit:   Banque National
                  De Paris
                Maui County, HI General Obligation
                  Bonds, Series A,
     450,000      4.00%, 06/1/97                        Aaa/AAA       450,000

                  Insurance: Municipal Bond Investors
                  Assurance
                Maui County, HI  Water Supply, Water
                  Revenue Bonds,
   1,000,000      5.25%, 12/1/96                        Aaa/AAA     1,002,362
                  Insurance:  Financial Guaranty
                  Insurance Corporation
                Secondary Market Services Corporation
                  Hawaii Student
                  Loan Revenue, Senior Series II,
   7,900,000      3.90%, 09/01/10, Putable 10/02/96*   VMIG1/A-1+   7,900,000
                  Letter of Credit:  National
                  Westminster, Guaranteed Student
                  Loans
                    Total Hawaii                                   59,556,285

                Idaho(0.8%)
                Idaho Health Facilities Authorized
                  Revenue Bonds  (St Lukes Regional
                  Medical Center Project),
   1,325,000      3.95%, 05/01/22, Putable 10/01/96*   VMIG1/NR     1,325,000
                  Letter of Credit:  Credit Suisse

                Illinois(1.9%)
                Illinois Health Facilities Authority
                  Revenue Bonds
                  (Central Dupage Health Corp.
                  Project),
   3,000,000      3.95%, 11/01/20, Putable 10/01/96*   VMIG1/NR     3,000,000
                  Letter of Credit:  Rabobank
                  Nederland

                Indiana (10.1%)
                Gary, IN Environmental Improvement
                  Revenue Bonds
                  (US Steel Corporation Project),
   3,100,000      3.75%, 07/15/02, Putable 10/15/96*   P-1/A-1+     3,100,000
                  Letter of Credit: Bank of Nova
                  Scotia
                Indianapolis, IN Economic Development
                  Revenue Bonds
                  (Jewish Federation Campus),
   4,200,000      3.85%, 04/01/05, Putable 10/02/96*   VMIG1/NR     4,200,000
                  Letter of Credit:  NBD Bank
                Portage, IN Economic Development
                  Revenue Bonds Series A,
   3,615,000      3.95%, 08/01/30, Putable 10/03/96*   VMIG1/NR     3,615,000
                  Letter of Credit:  Federal Home Loan
                Purdue University, IN University
                  Revenue Bonds (Student Fee)
                  Series E,
   5,295,000      3.70%, 07/01/11, Putable 10/02/96*  VMIG1/A-1+    5,295,000
                    Total Indiana                                  16,210,000

                Kentucky (1.4%)
                Warsaw, KY Industrial Building
                  Revenue Bonds
                  (Operating Partnership),
   2,300,000      4.10%, 08/01/09, Putable 10/02/96*   NR/A-1+      2,300,000
                  Letter of Credit:  Fifth Third
                  Bank, Ohio

                Louisiana (5.3%)
                De Soto Parish, LA  Pollution Control
                  Revenue Bonds (Central Louisiana
                  Electric Company) Series A,
   4,500,000      3.70%, 07/01/18, Putable 10/02/96*  VMIG1/A-1+    4,500,000
                  Letter of Credit: Swiss Bank
                Jefferson Parish, LA Hospital Services
                  Revenue Bonds (West Jefferson
                  Medical Center),
   4,000,000      3.90%, 01/01/26, Putable 10/02/96*  VMIG1/A-1+    4,000,000
                  Letter of Credit:  Rabobank
                  Nederland
                    Total Louisiana                                 8,500,000

                New Hampshire (1.7%)
                New Hampshire State Industrial
                  Development Authority
                  Revenue Bonds Pollution Control
                  (Connecticut Light & Power
                  Company),
   2,700,000      3.95%, 08/01/18, Putable 10/02/96*   NR/A-1+      2,700,000
                  Letter of Credit:  Union Bank of
                  Switzerland

                New Jersey (2.5%)
                Morris County, NJ General Obligation
                  Bonds Bond Anticipation Notes,
   4,000,000      3.97%, 08/07/97                     MIG1/SP1+     4,002,282


                New Mexico (3.4%)
                Albuquerque, NM Airport Revenue
                  Bonds Series A,
   5,500,000      3.90%, 07/01/17, Putable 10/02/96*  VMIG1/A-1+    5,500,000
                  Letter of Credit:  Bayerische
                  Landesbank

                New York (5.0%)
                New York, NY General Obligation
                  Bonds, Series B,
   1,300,000      3.95%, 10/01/20, Putable 10/01/96*  VMIG1/A-1+    1,300,000
                  Letter of Credit: Financial
                  Guaranty Insurance Corporation
                New York, NY General Obligation
                  Bonds, Series B - 4,
   3,600,000      4.00%, 08/15/21, Putable 10/01/96*  VMIG1/A-1+    3,600,000
                  Letter of Credit:  Union Bank of
                  Switzerland
                New York, NY Municipal Water Finance
                  Authority Water & Sewer System
                  Revenue Bonds Series A,
   3,100,000      4.00%, 06/15/25, Putable 10/01/96*  VMIG1/A-1+    3,100,000
                  Letter of Credit: Financial
                  Guaranty Insurance Corporation
                    Total New York                                  8,000,000

                North Carolina (2.8%)
                North Carolina, NC Education
                  Facilities Finance Agency
                  Revenue Bonds (Bowman Gray
                  School Project),
   4,500,000      3.90%, 09/01/26, Putable 10/02/96*   VMIG1/NR     4,500,000
                  Letter of Credit:  Wachovia Bank

                Ohio (2.4%)
                Ohio State University Revenue Bonds,
                  General Receipts, Series B,
   2,935,000      3.70%, 12/01/01, Putable 10/03/96*   MIG1/A-1+    2,935,000
                  Letter of Credit: National
                  Westminster
                Ohio State Highway General Obligation
                  Bonds, Series T,
   1,000,000      4.80%, 05/15/97                       Aa1/AAA     1,006,916
                    Total Ohio                                      3,941,916

                Tennessee (2.3%)
                Memphis, TN General Obligation Bonds,
   1,040,000      4.00%, 08/01/97                        Aa/AA      1,041,258
                Tennessee State General Obligation
                  Bonds Series B,
   2,570,000      5.90%, 06/01/97                       Aaa/AA+     2,605,327
                    Total Tennessee                                 3,646,585

                Texas (3.9%)
                Lower Neches Valley Authority of
                  Texas Revenue Bonds
                  (Chevron USA Income Project),
   2,500,000      3.65%, 02/15/17, 6 month Put, next
                  putable date 02/18/97                 P-1/A-1+    2,500,000
                Texas Higher Education Authority
                  Revenue Bonds Series B,
   1,755,000      3.90%, 12/01/25, Putable 10/02/96*   VMIG1/A-1+   1,755,000
                  Letter of Credit: Financial
                  Guaranty Insurance Co.
                Texas State Tax & Revenue
                  Anticipation Notes Series A,
   2,000,000      4.75%, 08/29/97                       MIG1/Sp1+   2,014,867
                    Total Texas                                     6,269,867

                Virginia (0.6%)
                Virginia Beach General Obligation
                  Bonds Series C,
   1,000,000      6.10%, 8/1/97                          Aa/AA      1,018,619

                Vermont (1.7%)
                Vermont State Student Assistance
                  Corp. Revenue Bonds
                  (Student Loan Revenue),
   2,700,000      3.70%, 01/01/04, Putable 10/01/96*    VMIG1/NR    2,700,000
                  Letter of Credit:  National
                  Westminster

                Washington (5.6%)
                King County, WA General Obligation
                  Bonds, Series A,
   1,000,000      6.60%, 12/01/96                        Aa1/AA+    1,004,364
                King County, WA School District No.
                  408 Auburn, General Obligation Bonds,
   1,000,000      3.70%, 12/01/96                        Aaa/AAA    1,000,645
                  Insurance:  AMBAC Insurance Co.
                Washington State Health Care Faciltiy
                  Authority Variable Rate Demand
                  (Fred Hutchinson Cancer Research
                  Center, Seattle) Series 1991 A&C,
   2,405,000      3.95%, 01/01/18, Putable 10/01/96*     VMIG1/NR   2,405,000
    4,515,000     3.95%, 01/01/23, Putable 10/01/96*                4,515,000
                    Total Washington                                8,925,009

                Wisconsin (2.9%)
                Wisconsin State Health Facilities
                  Authority
                  Variable Rate Demand Bonds
                  (Franciscan Health Care),
   4,595,000      3.75%, 01/01/16, Putable 10/02/96*   VMIG1/A-1+   4,595,000
                  Letter of Credit:  Toronto
                  Dominion Bank

                Wyoming (0.6%)
                Sweetwater County, WY Pollution
                  Control Revenue Refunding Bonds
                  (Pacific Corp Project) Series
                  1990 A,
   1,000,000      3.80%, 07/01/15, Putable 10/02/96*    VMIG1/A-1+  1,000,000
                  Letter of Credit:  Credit Suisse

                Total Investments -  100.5%
                  (cost $161,445,398**)                           161,445,398
                Liabilities in excess of other
                  assets - (0.5%)                                   (872,573)
                Net Assets - 100%                               $ 160,572,825

 (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

 (**) Cost for Federal tax purposes is identical.

               See accompanying notes to financial statements.

                       PACIFIC CAPITAL
               U.S. TREASURIES CASH ASSETS TRUST
                   STATEMENT OF INVESTMENTS
                 SEPTEMBER 30, 1996 (Unaudited)

        Face
      Amount         U.S. Treasury Bills (72.5%)                    Value
 $ 10,000,000        5.17%, due 10/03/96                         $ 9,997,167
   10,000,000        5.21%, due 10/17/96                           9,977,178
   10,000,000        5.22%, due 10/24/96                           9,967,129
   10,000,000        5.06%, due 11/14/96                           9,939,011
   10,000,000        5.19%, due 11/21/96                           9,927,467
   15,000,000        5.16%, due 11/29/96                          14,874,871
   10,000,000        5.06%, due 12/05/96                           9,909,812
   10,000,000        5.13%, due 12/12/96                           9,898,900
   10,000,000        5.24%, due 12/19/96                           9,886,547
   10,000,000        5.18%, due 01/09/97                           9,858,194
                     Total U.S. Treasury Bills (cost
                        $104,236,276)                            104,236,276

                     Repurchase Agreements (27.9%)
   20,184,000          Swiss Bank Corp., 5.53%, due 10/01/96      20,184,000
                       (Proceeds of $20,187,056 to be received
                       at maturity)
                       Collateral: $16,980,000 U.S. Treasury
                       Note 8.875% due 02/15/19
                       Collateral Market Value $20,596,209

   20,000,000        UBS Securities, 5.63%, due 10/01/96          20,000,000
                       (Proceeds of $20,003,083 to be received
                       at maturity)
                       Collateral: $14,329,000 U.S. Treasury
                       Note 12.00% due 08/15/13
                       Collateral Market Value $20,400,914

                     Total Repurchase Agreements
                       (cost $40,184,000)                         40,184,000

                     Total Investments - 100.4%
                       (cost $144,420,276*)                      144,420,276

                     Liabilities in excess of other
                       assets - (0.4%)                             (630,264)

                     Net Assets - 100%                         $ 143,790,012

 (*) Cost for Federal tax purposes is identical.

                See accompanying notes to financial statements.

                       THE PACIFIC CAPITAL FUNDS
                          OF CASH ASSETS TRUST
                  STATEMENTS OF ASSETS AND LIABILITIES
                     SEPTEMBER 30, 1996 (unaudited)

                                  Cash             Tax-Free        Treasuries
                                  Fund               Fund             Fund
ASSETS
  Investments, at value         $ 387,123,832   $ 161,445,398   $ 144,420,276
    (cost: $387,123,832,
     $161,445,398, and
     $144,420,276, respectively
  Cash                                    35           18,780             512
  Interest receivable                 80,290        1,102,748           6,139
  Prepaid expenses and other
    assets                            80,221           22,037          11,464
  Total Assets                   387,284,378      162,588,963     144,438,391

LIABILITIES:
  Dividends payable                1,581,058          411,414         542,318
  Payable for securities
    purchased                         -             1,500,000            -
  Adviser and Administrator
     fees payable                    167,111           53,638          40,801
  Distribution fees payable           27,912           11,446          36,835
  Accrued expenses                    44,681           39,640          28,425
    Total Liabilities              1,820,762        2,016,138         648,379
      NET ASSETS               $ 385,463,616    $ 160,572,825   $ 143,790,012

NET ASSETS CONSIST OF:
  Capital Stock - Authorized
    an unlimited number of
    shares, par value $.01
    per share                    $ 3,862,026      $ 1,605,736     $ 1,437,839
  Additional paid-in capital     382,345,837      158,967,815     142,346,026
  Accumulated net realized
    gain (loss) on investments     (744,247)            (726)           6,147
                                $385,463,616     $160,572,825    $143,790,012

SHARES OF BENEFICIAL INTEREST:
  Original Shares Class:
    Net Assets                  $339,044,166    $ 142,085,098    $ 73,126,502

    Shares outstanding           339,791,661      142,086,093      73,121,044

    Net asset value per share          $1.00            $1.00           $1.00

  Service Shares Class:
    Net Assets                  $ 46,419,450     $ 18,487,727    $ 70,663,510

    Shares outstanding            46,410,937       18,487,458      70,662,821

    Net asset value per share          $1.00            $1.00           $1.00

                See accompanying notes to financial statements.

                   THE PACIFIC CAPITAL FUNDS
                     OF CASH ASSETS TRUST
                    STATEMENTS OF OPERATIONS
         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (unaudited)

                                Cash             Tax-Free         Treasuries
                                Fund               Fund              Fund
Investment Income:
  Interest income           $ 10,233,735         $ 2,612,377      $ 2,942,479

Expenses:
  Investment Adviser fees
    (note C)                     654,715             216,045          167,719
  Administrator fees
    (note C)                     294,618              80,279           57,335
  Legal fees                      60,000              24,000           17,000
  Trustees' fees and
    expenses                      55,000              26,000           19,000
  Distribution fees
    (note C)                      50,794              23,217           48,649
  Registration fees and
    dues                          15,000               7,000            5,000
  Shareholders' reports
    and proxy statements          15,000               5,000            3,000
  Fund accounting fees            14,000              14,000           14,000
  Audit and accounting fees       10,000              10,000            9,000
  Transfer and shareholder
    servicing agent fees           8,000               6,000            7,000
  Custodian fees (note F)          5,755               6,086            3,960
  Insurance                        3,000               1,500              900
  Miscellaneous                   15,534               3,552           11,593
    Total expenses             1,201,416             422,679          364,156
  Expenses paid indirectly
    (note F)                     (1,966)               (416)             (75)
    Net expenses               1,199,450             422,263          364,081
Net investment income          9,034,285           2,190,114        2,578,398
Net realized gain from
  securities transactions         23,732                -               1,068
Net increase in net assets
  resulting from operations   $9,058,017         $ 2,190,114      $ 2,579,466

                   See accompanying notes to financial statements.


                      THE PACIFIC CAPITAL FUNDS
                        OF CASH ASSETS TRUST
                STATEMENTS OF CHANGES IN NET ASSETS
                          (unaudited)

              Cash Fund                Tax-Free Fund        Treasuries Fund
       Six Months      Year      Six Months     Year    Six Months      Year
         Ended        Ended          Ended     Ended         Ended     Ended
       Sept.30,    March 31,      Sept.30,  March 31,     Sept.30,   March 31,
          1996         1996          1996      1996           1996      1996

Increase (Decrease) in Net Assets
Operations:
Net investment income
       $9,034,285  $20,398,306  $2,190,114  $4,503,165  $2,578,398  $3,774,744

Net realized gain (loss)
from securities transactions
           23,732     123,536       -           2,817       1,068        5,079

Net increase in net assets
resulting from operations
        9,058,017   20,521,842    2,190,114  4,505,982   2,579,466   3,779,823

Dividends to shareholders
from net investment income:
Original Shares
     (8,112,865) (19,582,9100)  (1,936,434)(4,171,075) (1,714,963) (3,521,108)
Service Shares
       (921,420)     (815,396)    (253,680)  (332,090)   (863,435)   (253,636)

Total dividends to shareholders
from net investment income
     (9,034,285)  (20,398,306)  (2,190,114)(4,503,165) (2,578,398) (3,774,744)

Capital Share Transactions
(at $1.00 per share):

Proceeds from shares sold:
Original Shares
    718,209,203 1,151,381,874  155,019,434 317,952,322 209,942,786 297,398,080
Service Shares
   133,782,766    155,686,423   21,057,778  33,774,004 293,980,685  32,654,749
   851,991,969  1,307,068,297  176,077,212 351,726,326 503,923,471 330,052,829

Net asset value of shares issued in
reinvestment of dividends:
Original Shares
       59,632        202,235       69,869     149,023       29,151      76,296
Service Shares
      856,898        703,688      249,041     281,888      617,412     209,080
      916,530        905,923      318,910     430,911      646,563     285,376

Cost of shares redeemed:
Original Shares
(687,912,870)(1,329,689,125)(138,182,426)(331,260,352)(210,882,139)(287,477,003)
Service Shares
(121,078,638)  (127,041,609) (20,428,124) (17,825,199)(235,741,225)(21,563,607)
(808,991,508)(1,456,730,734)(158,610,550)(349,085,551)(446,623,364)(309,040,610)

Change in net assets from
capital share transactions
  43,916,991   (148,756,514)  17,785,572    3,071,686   57,946,670  21,297,595

Total increase (decrease)
in net assets
  43,940,723   (148,632,978)  17,785,572    3,074,503   57,947,738  21,302,674

NET ASSETS:
Beginning of period
 341,522,893    490,155,871  142,787,253   139,712,750  85,842,274  64,539,600
End of period
$385,463,616   $341,522,893 $160,572,825  $142,787,253 $143,790,012 $85,842,274

                       See accompanying notes to financial statements.

                       THE PACIFIC CAPITAL FUNDS
                           OF CASH ASSETS TRUST
                       NOTES TO FINANCIAL STATEMENTS
                            (unaudited)

NOTE A - ORGANIZATION:

    Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a
Massachusetts business trust and is registered under the Investment Company
Act of 1940 (the "1940 Act") as an open-end investment company.

    The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital
Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Treasuries Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class.
The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two clases rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

        (1) Portfolio valuation: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940
Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

        (2)  Securities transactions and related investment income:
Securities transactions are recorded on the trade date.
Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

        (3)  Determination of net asset value and calculation of expenses:
The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

        (4) Federal income taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

        (5) Repurchase agreements: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

(6) Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE C - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    Hawaiian Trust Company, Limited (the "Adviser") serves as Investment
Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila
Management Corporation (the "Administrator", formerly Sub-Adviser and
Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

    Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 1996, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $654,715 and $294,618, respectively.

    Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended
September 30, 1996, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $216,045 and $80,279, respectively.

    Pacific Capital U.S. Treasuries Cash Assets Trust - On net assets up to
$60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1996, the Fund incurred fees under the Advisory
Agreement and the Administration Agreement of $167,719 and $57,335, respectively.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share
(determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1996.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to Aquila Distributors, Inc. for such share distribution.

    Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule
12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares class of the Fund. Such payments are made to "Designated Payees"_broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original
Share class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

NOTE D - DISTRIBUTIONS:

 The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

    At September 30, 1996, the Cash Fund had a capital loss carryover of approximately $744,248 which expires at March 31, 2003 and is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

NOTE E - GUARANTEES OF CERTAIN COMMERCIAL PAPER:

 Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

NOTE F - CUSTODIAN FEES:

    The Funds have negotiated an offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended September 30, 1996, the custodian fees of the Cash Fund, the Tax-Free Fund and the Treasuries Fund, amounted to $5,755, $6,086 and $3,960, respectively. Of these amounts, $1,966, $416 and $75, respectively, were offset by such credits. The Funds could have invested their cash balances in an income-producing asset if they had not agreed to a reduction in fees under the expense offset arrangement with the custodian.



                       PACIFIC CAPITAL
                      CASH ASSETS TRUST
                     FINANCIAL HIGHLIGHTS
                           (unaudited)

For a share outstanding throughout each period

                   SERVICE SHARES(1)                ORIGINAL SHARES(2)
         Six Months   Year     Period   Six Months
              Ended   Ended    Ended    Ended
           Sept. 30,  Mar. 31, Mar. 31, Sept. 30,     Year ended March 31,
               1996   1996     1995**   1996    1996 1995  1994   1993   1992
Net Asset
Value,
Beginning
of Period        $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from
Investment
Operations:
Net investment
income            0.02   0.05   0.01   0.02   0.05   0.04   0.03   0.03   0.05

Less
Distributions:
Dividends from
net investment
income          (0.02) (0.05) (0.01) (0.02) (0.05) (0.04) (0.03) (0.03) (0.05)

Net Asset
Value, End
of Period        $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return
(%)              2.28#   5.06  0.85#  2.41#   5.32   4.40   2.74   3.15   5.20

Ratios/
Supplemental
Data

Net Assets,
End of Period
($ millions)     46.4   32.9    3.5  339.0  308.7  486.7  407.1   268.0  275.7

Ratio of
Expenses to
Average Net
Assets (%)      0.85*   0.86  0.83*  0.60*  0.60   0.59    0.59    0.61   0.60

Ratio of Net
Investment
Income to
Average Net
Assets (%)      4.51*   4.84  5.26*  4.77*  5.24   4.40    2.71    3.13   5.19

For periods after April 1, 1995, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:

Net investment
income ($)      0.02   0.05          0.02   0.05

Ratio of
Expenses to
Average Net
Assets (%)     0.85*   0.86         0.60*   0.61

Ratio of Net
Investment
Income to
Average Net
Assets (%)     4.51*   4.84         4.77*   5.23

(1) New class of shares established on January 20, 1995.

(2) Designated as the "Original Shares" class of shares on January 20, 1995.

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

 #Not annualized.

 *Annualized.

               See accompanying notes to financial statements.

                          PACIFIC CAPITAL
                    TAX-FREE CASH ASSETS TRUST
                        FINANCIAL HIGHLIGHTS
                            (unaudited)

For a share outstanding throughout each period


                  SERVICE SHARES(1)                   ORIGINAL SHARES(2)
          Six Months    Year   Period  Six Months
               Ended   Ended   Ended   Ended
           Sept. 30, Mar. 31, Mar. 31, Sept. 30,     Year ended March 31,
               1996     1996   1995**   1996   1996  1995   1994   1993  1992
Net Asset
Value,
Beginning
of Period        $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from
Investment
Operations:

Net investment
income            0.01   0.03   0.01   0.01   0.03   0.03   0.02   0.02   0.04

Less
Distributions:

Dividends from
net investment
income          (0.01) (0.03) (0.01) (0.01) (0.03) (0.03) (0.02) (0.02) (0.04)

Net Asset
Value, End
of Period        $1.00  $1.00  $1.00  $1.00 $1.00  $1.00  $1.00  $1.00  $1.00

Total Return
(%)              1.37#   3.11  0.52#  1.50#  3.37   2.74   2.02   2.52   3.91

Ratios/
Supplemental
Data

Net Assets,
End of Period
($ millions)      18.5   17.6    1.4  142.1  125.2  138.3  113.9   69.3  100.0

Ratio of
Expenses to
Average Net
Assets (%)       0.78*   0.80  0.77*  0.54*   0.54   0.55   0.56   0.54   0.42

Ratio of
Net Investment
Income to
Average
Net Assets (%)   2.72*   2.97  3.22*  2.97*  3.32    2.74   1.99   2.52   3.89

For the years 1994, 1993 and 1992, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:

Net Investment
Income ($)       0.01   0.03          0.01   0.03           0.02   0.02   0.04

Ratio of
Expenses to
Average Net
Assets (%)      0.79*   0.80         0.54*   0.54           0.58   0.59   0.56

Ratio of Net
Investment
Income to
Average Net
Assets (%)      2.72*   2.97         2.97*   3.32           1.97   2.47   3.75

(1)New class of shares established on January 20, 1995.

(2)Designated as the "Original Shares" class of shares on January 20, 1995.

**For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

 #Not annualized.

* Annualized.

                See accompanying notes to financial statements.

                            PACIFIC CAPITAL
                  U.S. TREASURIES CASH ASSETS TRUST
                         FINANCIAL HIGHLIGHTS
                              (unaudited)

For a share outstanding throughout each period

               SERVICE SHARES(1)               ORIGINAL SHARES(2)
         Six Months  Year     Period  Six Months
              Ended  Ended    Ended    Ended
          Sept. 30,  Mar. 31, Mar. 31, Sept. 30,        Year ended March 31,
              1996   1996     1995**   1996   1996  1995   1994   1993   1992
Net Asset
Value,
Beginning
of Period       $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from
Investment
Operations:
Net investment
income           0.02   0.05   0.01   0.02   0.05   0.04   0.03   0.03   0.05

Less
Distributions:

Dividends from
net investment
income         (0.02) (0.05) (0.01) (0.02) (0.05) (0.04) (0.03) (0.03) (0.05)

Net Asset
Value, End
of Period       $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return
(%)             2.22#   4.94  0.94#  2.35#   5.20   4.20   2.59   2.90   5.20

Ratios/
Supplemental
Data

Net Assets,
End of Period
($ millions)     70.7   11.8   0.5   73.1    74.0   64.0   91.7   26.1   40.3

Ratio of
Expenses to
Average Net
Assets (%)      0.80*   0.79  0.85*  0.56*   0.54   0.54   0.52   0.61   0.34

Ratio of Net
Investment
Income to
Average Net
Assets (%)      4.41   4.68   5.09*  4.63*   5.07  4.04    2.58   2.96   5.28

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996, and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:

Net Investment
Income ($)     0.02   0.05    0.01    0.02   0.05   0.04   0.03   0.03   0.05

Ratio of
Expenses to
Average Net
Assets (%)     0.80*  0.88   0.98*   0.56*   0.63   0.59   0.52   0.66   0.60

Ratio of Net
Investment
Income to
Average Net
Assets (%)     4.41*  4.60   4.96*   4.63*   4.98   3.99   2.58   2.90   5.01

(1)New class of shares established on January 20, 1995.

(2)Designated as the "Original Shares" class of shares on January 20, 1995.

**For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

# Not annualized.

 *Annualized.

                 See accompanying notes to financial statements.

INVESTMENT ADVISER
Hawaiian Trust Company, Limited
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Administrative Data
 Management Corp.
581 Main Street, Woodbridge, New Jersey 07095-1198

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street, Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
September 30, 1996

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. TREASURIES
CASH ASSETS TRUST

LION LOGO



A CASH MANAGEMENT
INVESTMENT